Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Oncotelic Therapeutics, Inc.
Entity Central Index Key	0000908259
Entity Tax Identification Number	13-3679168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	29397 Agoura Road,
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Agoura Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	(650)
Local Phone Number	635-7000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Oncotelic Therapeutics, Inc.
Entity Address, Address Line Two	29397 Agoura Road,
Entity Address, Address Line Three	Suite 107
Entity Address, City or Town	Agoura Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	(650)
Local Phone Number	635-7000
Contact Personnel Name	Vuong Trieu